SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands							1 Months Ended				12 Months Ended
	Apr. 19, 2024 USD ($) shares	Apr. 11, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) shares	Feb. 20, 2024 USD ($) $ / shares shares	Dec. 08, 2023 USD ($) $ / shares shares	Sep. 06, 2023 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Jan. 31, 2024 shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 04, 2024 shares	Jan. 12, 2024 USD ($) shares	Dec. 31, 2023 € / shares shares	Jun. 22, 2023 shares	Mar. 07, 2023 shares	Jan. 31, 2023 shares	Jun. 27, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued											1,237,751					1,237,751		1,000,000	864,000
Par value per share | € / shares																€ 1
Aggregate amount of convertible instruments issued									$ 569,000	$ 828
Proceeds from issuance of shares, net | $												$ 182,000	$ 5,892,000
Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					606,060
Proceeds from issuance of shares, net | $					$ 697
Warrants exercise price per share | $ / shares					$ 1.15															$ 5.28
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		24,568,773
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		160,227
Par value per share | $ / shares											$ 0.0022
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of warrants								909,090,000
Warrants exercised								454,544,000
Aggregate ordinary shares								454,544,000
Exercise price of share | $ / shares							$ 0.5
Warrant exercise price share | $ / shares				$ 0.2378
Fee and commission income | $				$ 2,900,000
Offering expenses payable | $				$ 2,660,000
Convertible security to investor, description							(i) a convertible security to an investor relating to a loan in the principal amount of $407 and (ii) 100,000 warrants to the investor.
Aggregate amount of convertible instruments issued | $							$ 407,000
Proceeds from issuance of shares, net | $							350,000
Restricted stock unit shares			1,500,000
Restricted stock unit vested shares			166,667
Ordinary shares	30,000
Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares															3,789,264
Nonadjusting event [member] | Ordinary shares [member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares															2,619,377
Nonadjusting event [member] | Ordinary shares [member] | Board of director [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares														100,000
Nonadjusting event [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares															2,619,367
Underwriting agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	345,349
Underwriting agreement [member] | Ordinary shares [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	606,061
Underwriting agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments | $															$ 5,000,000
Underwriting agreement [member] | Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				12,124,666
Par value per share | $ / shares				$ 0.24
Pre funded warrants convertible description				1-for-1 basis
Letter Agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Payment for fee | $			$ 200,000,000				$ 200,000,000
Warrant shares			250,000				250,000
Exercise price of share | $ / shares							$ 0.0022
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											2,619,377					2,619,377
Proceeds from issuance of shares, net | $						$ 2,358,000
Borrowing costs incurred | $						$ 2,574,000
Original issue discount						40.00%
Interest accrued percent						12.00%
Conversion price | $ / shares						$ 1.6378
Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						2,619,367
Warrants exercise price per share | $ / shares						$ 1.6378
Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						3,929,051
Warrants exercise price per share | $ / shares						$ 0.0022
Securities purchase agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercise price per share | $ / shares						$ 6
Securities purchase agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						3,929,051
Securities purchase agreement [member] | Ordinary shares [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						2,619,367
Securities purchase agreement [member] | Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares		11,825,508
Promissory note | $		$ 2,000,000.0
Principal amount | $		2,250,000
Borrowing costs incurred | $		$ 2,000.0
Original issue discount		10.00%
Interest accrued percent		12.00%
Warrant term		5 years
Exercise price of outstanding share options | $ / shares		$ 0.157
Stock Purchase Agreement [Member] | Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Notional amount | $	$ 30,000,000
Stock purchase agreement description	There is a $20 mandatory minimum amount for any Put and it may not exceed $500 in any consecutive 30-day period, subject to a volume threshold equal to the quotient of (a) the number of ordinary shares requested by the Company in a Put Notice divided by (b) 0.30. The ordinary shares will be purchased at a price equal to: (a) 95% of the lowest daily traded price of the Company’s ordinary shares during the five trading day valuation period (provided that it shall not be less than a Company-specified minimum acceptable price) (“Market Price”), if the market price of the ordinary shares is over $1.00; (b) 90% of the Market Price, if the market price of the ordinary shares is between $0.80 and $1.00: (c) 85% of the Market Price, if the market price of the ordinary shares is between $0.60 and $0.80; (d) 80% of the Market Price, if the market price of the ordinary shares is between $0.40 and $0.60; (e) 75% of the Market Price, if the market price of the ordinary shares is between $0.20 and $0.40; and (f) 50% of the Market Price, if the market price of the ordinary shares is below $0.20. The SPA contains restrictions on the Company’s ability to enter into any Variable Rate Transaction (as defined in the SPA), as described in the SPA.
Purchase price, percentage	4.99%
Commitment fee, percentage	1.50%
Number of shares	2,725,621,000